Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2012 and 2011:

	2012	2011

Land and improvements	$2,479,913	$2,479,913
Buildings	9,011,523	9,008,149
Equipment	3,999,020	4,100,294
	15,490,456	15,588,356
Less accumulated depreciation	6,272,580	6,007,045

Premises and equipment, net	$9,217,876	$9,581,311

Depreciation expense amounted to $474,569 in 2012, $520,448 in 2011 and $531,937 in 2010.